TAXES ON INCOME (Schedule of Reconciliation of Tax Provisions to the Domestic and Effective Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
Income before Income Taxes	$ 5,256	$ 2,525	$ 5,247
Statutory tax rate in Israel	26.50%	26.50%	25.00%
Theoretical taxes on income	$ 1,393	$ 669	$ 1,312
Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	224	457	453
Reduced tax rate on income derived from "Preferred Enterprises" plans	$ 146	$ 156	(255)
Change in enacted tax rates			$ 34
Exempt income (Bargain purchase)	$ (1,281)
Valuation allowance	(75)	$ (100)	$ 294
Tax in respect of prior years	(12)	(44)	(342)
Permanent differences	249	222	(455)
Taxes on income as reported in the statements of income	$ 644	$ 1,360	$ 1,041